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                       SUPPLEMENT DATED JANUARY 25, 2006
        TO THE CURRENT STATEMENTS OF ADDITIONAL INFORMATION ("SAI"S) OF
            THE ING EQUITY TRUST, ING FUNDS TRUST,  MAYFLOWER TRUST,
     ING INVESTMENT FUNDS, INC., ING MUTUAL FUNDS, ING SENIOR INCOME FUND,
             AND ING SERIES FUND, INC. (THE "REGISTRANTS")


The "Distributor" section of the SAI for ING Senior Income Fund and ING Series Fund, Inc., as well as the "Dealer Commissions and Other Incentives" section of the SAI of all other Registrants listed above are hereby supplemented to include the following information:

The Distributor may, at its discretion, pay additional cash compensation to its employee sales staff for sales by certain broker-dealers or "focus firms." The Distributor may pay up to an additional 0.10% to its employee sales staff for sales that are made by registered representatives of these focus firms. As of the date of this supplement, the focus firms are: A.G. Edwards & Sons, Inc; Advantage Capital Corporation; AIG Financial Advisors, Inc.; American General Securities, Inc.; Banc of America Investment Services, Inc.; Banc of America Securities LLC; Banc One Securities Corporation; Chase Investment Services; Citigroup Global Markets, Inc; Citistreet Equities LLC; Financial Network Investment Corporation; FSC Securities Corporation; H & R Block Financial Advisors LLC; ING Financial Partners, Inc.; JP Morgan Investment, LLC; JP Morgan Securities, Inc.; Linsco Private Ledger Financial Services; Merrill Lynch, Morgan Stanley & Co, Inc.; Morgan Stanley Dean Witter; Multi-Financial Securities Corporation; PrimeVest Financial Services, Inc.; Prudential Investment Management Services, LLC; Prudential Retirement Brokerage Services, Inc.; Prudential Securities; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Dain Rauscher, Inc.; Royal Alliance Associates, Inc.; UBS Financial Services, Inc.; Wachovia Bank; Wachovia Brokerage Services, Inc.; Wachovia Securities Financial Network, Inc.; Wachovia Securities LLC.; Wells Fargo Bank; Wells Fargo Bank N.A.; and Wells Fargo Investments LLC.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE